Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Allowance for credit losses	$ 13,705	$ 13,774
Allowance amount		$ 13,774